Offerings	Aug. 11, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.700% Ally Financial Term Notes, Series A Due August 15, 2028
Maximum Aggregate Offering Price	$ 4,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 612.4
Offering Note	Calculated in accordance with the rule 457(r) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.75% Ally Financial Term Notes, Series A Due August 15, 2035
Maximum Aggregate Offering Price	$ 5,328,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 815.72
Offering Note	Calculated in accordance with the rule 457(r) under the Securities Act of 1933, as amended.